Basis Of Presentation And Accounting Policies	12 Months Ended
Aug. 31, 2022
Accounting Policies Changes In Accounting Estimates And Errors [Abstract]
Basis Of Presentation And Accounting Policies
2.	BASIS OF PRESENTATION AND ACCOUNTING POLICIES
Statement of compliance
These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements of the Company for the years ended August 31, 2022 and 2021, were approved by the Board of Directors on November 28, 2022 and authorized for issue.
Basis of presentation
These consolidated financial statements have been prepared primarily under the historical cost convention and are expressed in millions of Canadian dollars unless otherwise indicated. Other measurement bases used are outlined below and in the applicable notes. The consolidated statements of income are presented using the nature classification for expenses.
Certain comparative figures have been reclassified to conform to the current year’s presentation.
Basis of consolidation

(i)	Subsidiaries
The consolidated financial statements include the accounts of the Company and those of its subsidiaries, which are entities over which the Company has control. Control exists when the Company has power over an investee, is exposed to or has rights to variable returns from its involvement and has the ability to affect those returns. Intercompany transactions and balances are eliminated on consolidation. The results of operations of subsidiaries acquired during the period are included fro
m
 their respective dates of acquisition, being the time at which the Company obtains control. Consolidation of a subsidiary ceases when the Company loses control. A change in ownership interests of a subsidiary, without a loss of control, is accounted for as an equity transaction. The Company assesses control through share ownership and voting
rights.
Non-controlling
interests arise from business combinations in which the Company acquires less than 100% ownership interest. At the time of acquisition, non-controlling
interests are measured at either fair value or their proportionate share of the fair value of the acquiree’s identifiable assets. The Company determines the measurement basis on a transaction by transaction basis. Subsequent to acquisition, the carrying amount of non-controlling
interests is increased or decreased for their share of changes in equity.

(ii)	Joint operations
A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The consolidated financial statements include the Company’s proportionate share of the assets, liabilities, revenues, and expenses of its interests in joint operations.
The Company’s joint operations consist of a 33.33% interest in the Burrard Landing Lot 2 Holdings Partnership (the “Partnership”). The Partnership owns and leases commercial space in Shaw Tower in Vancouver, BC, which is the Company’s headquarters for its lower mainland operations. In classifying its 33.33% interest in the Partnership as a joint operation, the Company considered the terms and conditions of the partnership agreement and other facts and circumstances including the primary purpose of Shaw Tower which is to provide lease space to the partners.
Revenue and expenses
The Company has multiple deliverable arrangements comprised of upfront fees (subscriber connection and installation fee revenue, customer premise equipment revenue, handset equipment revenue) and related subscription and service revenue. Upfront fees charged to customers do not constitute separate units of accounting, therefore these revenue streams are assessed as an integrated package.
(i) Revenue
The Company records revenue from contracts with customers in accordance with the following five steps:

(1)	identify the contract(s) with a customer;

(2)	identify the performance obligations in the contract;

(3)	determine the transaction price;

(4)	allocate the transaction price to the performance obligations in the contract; and,

(5)	recognize revenue when (or as) we satisfy a performance obligation.
Revenue for each performance obligation is recognized either over time or at a point in time. For performance obligations satisfied over time, revenue is recognized as the services are provided. Revenues on certain long-term contracts are recognized using output methods based on products delivered, performance completed to date and time elapsed. Revenue from Cable, Internet, Phone,
Direct-to-Home
(DTH) and Wireless customers includes subscriber revenue earned as services are provided. Satellite distribution services and telecommunications service revenue is recognized in the period in which the services are rendered to customers. In addition to monthly service plans, the Company also offers multi-year service plans in which the total amount of the contractual service revenue is accounted for on a straight-line basis over the term of the plan. Fees for wireless voice, text and data services on a pay-per-use
basis are recognized in the period that the service is provided.
Revenue from data centre customers includes colocation and other services revenue, including managed infrastructure revenue. Colocation revenue is recognized on a straight-line line basis over the term of the customer contract. Other services revenue, including managed infrastructure revenue, is recognized as the services are provided.
Revenue for performance obligations satisfied at a point in time is recognized when control of the item or service transfers to the customer. Revenue from the direct sale of equipment to wireless subscribers or dealers is recognized when the equipment is delivered and accepted by the subscribers or dealers.

For bundled arrangements (e.g. wireless handsets, voice and data services, internet services), items are accounted for as separate performance obligations if the item meets the definition of a distinct good or service. Stand-alone selling prices are determined using observable prices adjusted for market conditions and other factors, as appropriate. The Company offers a discretionary wireless handset discount program, whereby the subscriber earns the applicable discount by maintaining services with the Company, such that the receivable relating to the discount at inception of the transaction is reduced over a period of time. This discount is allocated proportionately between the equipment and service revenues, with the equipment discount recognized when the handset is delivered and the corresponding service discount is classified as a contract asset. The contract asset is reduced on a straight-line basis over the period which the discount is forgiven to a maximum of two years
with an offsetting reduction to service revenue. The Company also offers a plan allowing customers to receive a larger up-front
handset discount than they would otherwise qualify for if they pay a predetermined incremental charge to their existing service plan on a monthly basis. The charge is billed on a monthly basis but is recognized as revenue when the handset is delivered and accepted by the subscriber. The amount receivable is classified as part of other current or other long-term assets, as applicable, in the consolidated statements of financial position. When wireless equipment and services are bundled with wireline services, revenue is allocated across the Company’s segments based on the relative stand-alone selling prices of the goods and services delivered.
When a customer can modify their contract within predefined terms such that we are not able to enforce the transaction price agreed to, but can only contractually enforce a lower amount, we allocate revenue between performance obligations using the minimum enforceable rights and obligations and any excess amount is recognized as revenue as its earned.

(ii)	Contract assets and liabilities
We record a contract asset when we have provided goods and services to our customer but our right to related consideration for the performance obligation is conditional on satisfying other performance obligations. Contract assets are transferred to trade receivables when our right to consideration becomes conditional only as to the passage of time. A contract liability is recognized when we receive consideration in advance of the transfer of products or services to the customer. We account for contract assets and liabilities on a contract-by-contract
basis, with each contract presented as either a net contract asset or a net contract liability accordingly.
Subscriber connection fees received from Cable, Internet, Phone and Wireless customers are deferred as contract liabilities and recognized as revenue on a straight-line basis over two to three years. The costs of physically connecting a new home are capitalized as part of the distribution system and costs of disconnections are expensed as incurred.
Initial setup fees related to the installation of data centre services and installation revenue received on contracts with commercial business customers are deferred as contract liabilities and recognized as revenue on a straight-line basis over the related service contract, which generally span two to ten years. Direct and incremental costs associated with the installation of services or service contract, in an amount not exceeding the upfront revenue, are deferred as contract assets and recognized as an operating expense on a straight-line basis over the same period.

(iii)	Deferred commission cost assets
We defer the incremental cost to obtain or fulfill a contract with a customer over their expected period of benefit to the extent they are recoverable. These costs include certain commissions paid to internal and external representatives. We defer them as deferred commission cost assets in other assets and amortize them to operating costs over the pattern of the transfer of goods and services to the customer, which is typically evenly over either 24 or 36 consecutive months.
Direct and incremental initial selling, administrative and connection costs, including commissions related to subscriber acquisitions are deferred and recognized as an operating expense on a straight-line basis over three years.

(iv)	Deferred equipment revenue and deferred equipment costs
Revenue from sales of DTH equipment is deferred and recognized on a straight-line basis over three years commencing when subscriber service is activated. The total cost of the equipment, including installation, represents an inventoriable cost which is deferred and recognized on a straight-line basis over the same period. The DTH equipment is generally sold to customers at cost or a subsidized price in order to expand the Company’s customer base.

Recognition of deferred equipment revenue and deferred equipment costs is recorded as deferred equipment revenue amortization and deferred equipment costs amortization, respectively.

(v)	Deferred IRU revenue
Prepayments received under indefeasible right to use (IRU) agreements are amortized on a straight-line basis into income over the term of the agreement and included in amortization of property, plant and equipment, intangibles and other in the consolidated statements of income.
Cash

Cash is presented net of outstanding cheques. When the amount of outstanding cheques and the amount drawn under the Company’s revolving term facility are greater than the amount of cash, the net amount is presented as bank indebtedness.
Securitization of trade receivables
Sales of trade receivables in securitization transactions are recognized as collateralized short-term borrowings as we do not transfer control and substantially all the risks and rewards of ownership to another entity and thus do not result in our de-recognition
of the trade receivables sold.
Allowance for doubtful accounts
The Company maintains an allowance for doubtful accounts for the estimated expected credit losses resulting from the inability of its customers to make required payments. In determining the allowance, the Company considers factors such as the number of days the account is past due, whether or not the customer continues to receive service, the Company’s past collection history and changes in business circumstances.
Inventories
Inventories include subscriber equipment such as DTH receivers, which are held pending rental or sale at cost or at a subsidized price and wireless handsets, accessories and SIM cards. When subscriber DTH equipment is sold, the equipment revenue and equipment costs are deferred and amortized over three years. When the subscriber equipment is rented, it is transferred to property, plant and equipment and amortized over its useful life. Inventories are determined on a first-in,
first-out
basis, and are stated at cost due to the eventual capital nature as either an addition to property, plant and equipment or deferred equipment costs.
Inventories of wireless handsets, accessories and SIM cards are carried at the lower of cost and net realizable value. Cost is determined using the weighted average method and includes expenditures incurred in acquiring the inventories and bringing them to their existing condition and location. Net realizable value is the estimated selling price in the ordinary course of business, less selling expenses.
Property, plant and equipment
Property, plant and equipment are recorded at purchase cost. Direct labour and other directly attributable costs incurred to construct new assets, upgrade existing assets and connect new subscribers are capitalized as well as borrowing costs on qualifying assets. In addition, any asset removal and site restoration costs in connection with the retirement of assets are capitalized. Repairs and maintenance expenditures are charged to operating expense as incurred. Amortization is recorded on a straight-line basis over the estimated useful lives of assets as follows:

Asset	Estimated useful life

Cable, Wireless and telecommunications distribution system	3-20 years

Digital cable terminals and modems	3-5 years

Satellite audio, video and data network equipment and DTH receiving equipment	3-15 years

Buildings	15-40 years

Data processing	4-10 years

Other	4-20 years

The Company reviews the estimates of useful lives on a regular basis.
Leases
Leases are typically entered into for network infrastructure and equipment, including transponders, and land and buildings relating to the Company’s wireless and wireline networks, office space and retail stores. At inception of a contract, the Company assesses whether the contract contains a lease. A lease contract conveys the right to control the use of an identified asset for a period in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•	the contract involves the use of an identified asset;
•	the Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and

•	the Company has the right to direct the use of the identified asset.
Lease liabilities are initially measured at the present value of future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if not readily determinable, the Company’s incremental borrowing rate. A single incremental borrowing rate is applied to a portfolio of leases with similar characteristics.
Lease payments included in the measurement of the lease liability consist of:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or rate;

•	amounts expected to be payable under a residual value guarantee; and

•	payments relating to purchase options and renewal option periods that are reasonably certain to be exercised, or periods subject to termination options that are not reasonably certain to be exercised.
The initial lease term included in the measurement of the lease liability consists of:

•	the non-cancellable period of the lease;

•	periods covered by options to extend the lease, where the Company is reasonably certain to exercise the option; and

•	periods covered by options to terminate the lease, where the Company is reasonably certain not to exercise the option.
Lease liabilities are subsequently measured at amortized cost. Lease liabilities are remeasured when there is a lease modification, and a corresponding adjustment is made to the carrying amount of the right-of-use
asset or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero. The interest expense for lease liabilities is recorded in
Interest expense
in the Consolidated Statements of Income.
Variable lease payments that do not depend on an index or rate are not included in the measurement of lease liabilities and right-of-use
assets. The related payments are expensed in
Operating, general and administrative expenses
in the period in which the event or condition that triggers those payments occurs.
Right-of-use
assets are initially measured at cost, which comprises the initial amount of the lease obligation adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, plus an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The Company presents right-of-use
assets in
Property, plant and equipment.
If the Company obtains ownership of the leased asset by the end of the lease term or the costs of the right-of-use
asset reflects the exercise of a purchase option, we depreciate the right-of-use
asset from the lease commencement date to the end of the useful life of the underlying asset. Otherwise, right-of-use
assets are depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life or the end of the lease term.
Right-of-use
assets are periodically reduced by impairment losses, if any, and adjusted for certain remeasurements on the related lease liability. The depreciation charge for right-of-use
assets is recorded in
Amortization – Property
, plant and equipment
.
Other long-term assets
Other long-term assets primarily include (i) equipment costs, as described in the revenue and expenses accounting policy, deferred and amortized on a straight-line basis over three
to
five years
, (ii) the
non-current
portion of wireless handset discounts receivable as described in the revenue and expenses accounting policy, (iii) credit facility arrangement fees amortized on a straight-line basis over the term of the facility, (iv) long-term receivables, (v) network capacity leases, (vi) the non-current
portion of prepaid maintenance and support contracts, and (vii) direct costs in connection with initial setup fees and installation of services, as described in the revenue and expenses accounting policy, deferred and amortized on a straight-line basis over two
to
ten years
.
Intangibles
The excess of the cost of acquiring cable, satellite, media, data centre and wireless businesses over the fair value of related net identifiable tangible and intangible assets acquired is allocated to goodwill. Net identifiable intangible assets acquired consist of amounts allocated to broadcast rights and licences, wireless spectrum licences, trademarks, brands, program rights, customer relationships and software assets. Broadcast rights and licences, wireless spectrum licences, trademarks and brands represent identifiable assets with indefinite useful lives.
Customer relationships represent the value of customer contracts and relationships acquired in a business combination and are amortized on a straight-line basis over their estimated useful lives ranging from 4 – 15 years.
Software that is not an integral part of the related hardware is classified as an intangible asset. Internally developed software assets are recorded at historical cost and include direct material and labour costs as well as borrowing costs on qualifying assets. Software assets are amortized on a straight-line basis over estimated useful lives ranging from 3 – 10 years. The Company reviews the estimates of lives and useful lives on a regular basis.
Borrowing costs
The Company capitalizes borrowing costs on qualifying assets that take more than one year to construct or develop using the Company’s weighted average cost of borrowing which approximated 5% (2021 – 5%).
Impairment

(i)	Goodwill and indefinite-life intangibles
The Company tests goodwill and indefinite-life intangibles for impairment annually (as at February 1) and when events or changes in circumstances indicate that the carrying value may be impaired. The recoverable amount of each cash-generating unit (CGU) is determined based on the higher of the CGU’s fair value less costs to sell (FVLCS) and its value in use (VIU). A CGU is the smallest identifiable group of assets that generate cash flows that are independent of the cash inflows from other assets or groups of assets. The Company’s cash generating units are Cable, Satellite, and Wireless. Where the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

(ii)	Non-financial assets with finite useful lives
For
non-financial
assets, such as property, plant and equipment and finite-life intangible assets, an assessment is made at each reporting date as to whether there is an indication that an asset may be impaired. If any indication exists, the recoverable amount of the asset is determined based on the higher of FVLCS and VIU. Where the carrying amount of the asset exceeds its recoverable amount, the asset is considered impaired and written down to its recoverable amount. Previously recognized impairment losses are reviewed for possible reversal at each reporting date and all or a portion of the impairment is reversed if the asset’s value has increased.
Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The timing or amount of the outflow may still be uncertain. Provisions are measured using the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account risks and uncertainties associated with the obligation. Provisions are discounted where the time value of money is considered material.
(i)	Asset retirement obligations
The Company recognizes the fair value of a liability for an asset retirement obligation in the period in which it is incurred, on a discounted basis, with a corresponding increase to the carrying amount of property and equipment, primarily in respect of wireless and transmitter sites. This cost is amortized on the same basis as the related asset. The liability is subsequently increased for the passage of time and the accretion is recorded in the income statement as accretion of long-term liabilities and provisions. The discount rates applied are subsequently adjusted to current rates as required at the end of reporting periods. Revisions due to the estimated timing of cash flows or the amount required to settle the obligation may result in an increase or decrease in the liability. Actual costs incurred upon settlement of the obligation are charged against the liability to the extent recorded.

(ii)	Restructuring provisions
Restructuring provisions, primarily in respect of employee termination benefits, are recognized when a detailed plan for the restructuring exists and a valid expectation has been raised to those affected that the plan will be carried out.

(iii)	Other provisions
Provisions for disputes, legal claims and contingencies are recognized when an outflow to settle the matter is probable. The Company establishes provisions after taking into consideration legal assessments (if applicable), expected availability of insurance or other recourse and other available information.
Deferred credits
Deferred credits primarily include: (i) prepayments received under IRU agreements amortized on a straight-line basis into income over the term of the agreement, (ii) equipment revenue, as described in the revenue and expenses accounting policy, deferred and amortized over three to five years, and (iii) a deposit on a future fibre sale.
Income taxes
The Company accounts for income taxes using the liability method, whereby deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities measured using substantively enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset and they relate to income taxes levied by the same authority in the same taxable entity. Income tax expense for the period is the tax payable for the period using tax rates substantively enacted at the reporting date, any adjustments to taxes payable in respect of previous years and any change during the period in deferred income tax assets and liabilities, except to the extent that they relate to a business combination or divestment, items recognized directly in equity or in other comprehensive income. The Company records interest and penalties related to income taxes in interest expense.
Tax credits and government grants
The Company receives tax credits primarily related to its research and development activities. Government financial assistance is recognized when management has reasonable assurance that the conditions of the government programs are met and accounted for as a reduction of related costs, whether capitalized and amortized or expensed in the period the costs are incurred.
Foreign currency translation
Transactions originating in foreign currencies are translated into Canadian dollars at the exchange rate at the date of the transaction. Monetary assets and liabilities are translated at the period-end
rate of exchange and
non-monetary
items are translated at historic exchange rates. The net foreign exchange loss recognized on the translation and settlement of current monetary assets and liabilities was $2 (2021 – $12) and is included in other gains (losses).
Financial instruments other than derivatives
Financial instruments have been classified and measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). Cash and financial instruments have been classified as FVTPL and are recorded at fair value with any change in fair value immediately recognized in income (loss). Investments in equity securities are classified and measured at FVTPL. Loans and receivables and financial liabilities are carried at amortized cost. None of the Company’s financial liabilities are classified as FVTPL.

Finance costs and discounts associated with the issuance of debt securities are netted against the related debt instrument and amortized to income using the effective interest rate method. Accordingly, long-term debt accretes over time to the principal amount that will be owing at maturity.
Derivative financial instruments and hedging activities
The Company uses derivative financial instruments, such
as
foreign currency forward purchase contracts, to manage risks from fluctuations in foreign exchange rates. All derivative financial instruments are recorded at fair value in the consolidated statements of financial position. The Company may elect to apply hedge accounting to certain derivative instruments. With hedge accounting, changes in the fair value of derivative financial instruments designated as cash flow hedges are recorded in other comprehensive income (loss) until the variability of cash flows relating to the hedged asset or liability is recognized in income (loss). When an anticipated transaction is subsequently recorded as a non-financial
asset, the amounts recognized in other comprehensive income (loss) are reclassified to the initial carrying amount of the related asset. Where hedge accounting is not permissible or derivatives are not designated in a hedging relationship, they are classified as held-for-trading
and the changes in fair value are immediately recognized in income (loss).
Instruments that have been entered into by the Company to hedge exposure to foreign currency risk are reviewed on a regular basis to ensure the hedges are still effective and that hedge accounting continues to be appropriate.
Fair value measurements
Fair value estimates are made at a specific point in time, based on relevant market information and information about the underlying asset or liability. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions.
The fair value hierarchy consists of the following three levels:
Level 1 Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 Inputs for the asset or liability are based on observable market data, either directly or indirectly, other than quoted prices.
Level 3 Inputs for the asset or liability are not based on observable market data.
The Company determines whether transfers have occurred between levels in the fair value hierarchy by assessing the impact of events and changes in circumstances that could result in a transfer at the end of each reporting period.
Employee benefits
The Company accrues its obligations under its employee benefit plans, net of plan assets. The cost of pensions and other retirement benefits earned by certain employees is actuarially determined using the projected benefit method pro-rated
on service and management’s best estimate of salary escalation and retirement ages of employees. Past service costs from plan initiation and amendments are recognized immediately in the income statement. Remeasurements include actuarial gains or losses and the return on plan assets (excluding interest income). Actuarial gains and losses occur because assumptions about benefit plans relate to a long time frame and differ from actual experiences. These assumptions are revised based on actual experience of the plans such as changes in discount rates, expected retirement ages and projected salary increases. Remeasurements are recognized in other comprehensive income (loss) on an annual basis, at a minimum, and on an interim basis when there are significant changes in assumptions.
August 31 is the measurement date for the Company’s employee benefit plans. The last actuarial valuations for funding purposes for the various plans were performed effective August 31, 2022 and the next actuarial valuations for funding purposes are effective August 31, 2023.

Share-based compensation
The Company has a stock option plan for directors, officers, employees, and consultants to the Company. The exercise price of options to purchase Class B Shares is determined by the Board, or a committee thereof, at a price not less than the closing price of the Class B Shares on the TSX on the trading day immediately preceding the date on which the options are granted. Any consideration paid on the exercise of stock options, together with any contributed surplus recorded at the date the options vested, is credited to share capital. The Company calculates the fair value of share-based compensation awarded to employees using the Black-Scholes option pricing model. The fair value of options are expensed and credited to contributed surplus over the vesting period of the options using the graded vesting method.
The Company has a restricted share unit (RSU) and performance share unit (PSU) plan which provides that RSUs may be granted to officers, employees and directors of the Company, and PSUs may be granted to officers and employees of the Company. RSUs vest on either the first, second and third anniversary of the grant date or 100% on the third anniversary of the grant date and compensation is recognized on a straight-line basis over the three-year vesting period. PSUs vest 100% on the third anniversary of the grant date. RSUs and PSUs will be settled in either cash or Class B Shares as determined by the Human Resources and Compensation Committee at the time of the grant and the obligation for RSUs and PSUs is measured at the end of each period at fair value using the Black-Scholes option pricing model and the number of outstanding RSUs and PSUs. For PSUs, the performance criteria is set by the by the Human Resources and Compensation Committee at the time of the grant, and typically requires the achievement of a minimum level of performance, otherwise the payout is zero, while maximum performance is capped at 150%. On settlement of vested PSUs, the number of Class B Shares issued or delivered, or the amount of cash payment will be multiplied by the applicable performance factor.
The Company has a deferred share unit (DSU) plan for its Board of Directors. Compensation cost is recognized immediately as DSUs vest when granted. DSUs will be settled in cash and the obligation is measured at the end of each period at fair value using the Black-Scholes option pricing model and the number of outstanding DSUs.
Directors may elect to receive their compensation in cash, RSUs, DSUs, or a combination thereof. Any director who has not met their share ownership guidelines is generally required to elect to receive at least 50% of their annual compensation in DSUs and/or RSUs.
The Company has an employee share purchase plan (the “ESPP”) under which eligible employees may contribute to a maximum of 5% of their monthly base compensation. The Company contributes an amount equal to 25% of the participant’s contributions, increasing to 33% once an employee reaches 10 years of continuous service, and records such amounts as compensation expense.
Earnings per share
Basic earnings per share is based on net income attributable to equity shareholders adjusted for dividends on preferred shares and is calculated using the weighted average number of Class A Shares and Class B Shares outstanding during the period. Diluted earnings per share is calculated by considering the effect of all potentially dilutive instruments. In calculating diluted earnings per share, any proceeds from the exercise of stock options and other dilutive instruments are assumed to be used to purchase Class B Shares at the average market price during the period.
Guarantees
The Company discloses information about certain types of guarantees that it has provided, including certain types of indemnities, without regard to whether it will have to make any payments under the guarantees.
Estimation uncertainty and critical judgments
The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and significant changes in assumptions could cause an impairment in assets. The following require the most difficult, complex or subjective judgments which result from the need to make estimates about the effects of matters that are inherently uncertain.
Estimation uncertainty
The following are key assumptions concerning the future and other key sources of estimation uncertainty that could impact the carrying amount of assets and liabilities and results of operations in future periods.

(i)	Allowance for doubtful accounts
The Company is required to make an estimate of expected credit losses on its receivables. The estimated allowance required is a matter of judgment and the actual loss eventually sustained may be more or less than the estimate, depending on events which have yet to occur and which cannot be foretold, such as future business, personal and economic conditions.

(ii)	Contractual service revenue
The Company is required to make judgments and estimates that affect the amount and timing of revenue from contracts with customers, including estimates of the stand-alone selling prices of wireline and wireless products and services, the identification of performance obligations within a contract and the timing of satisfaction of performance obligations under long-term contracts.
Determining the deferral criteria for the costs incurred to obtain or fulfill a contract requires us to make significant judgments. We expect incremental commission fees paid to internal and external representatives as a result of obtaining contracts with customers to be recoverable.

(iii)	Property, plant and equipment
The Company is required to estimate the expected useful lives of its property, plant and equipment. These estimates of useful lives involve significant judgment. In determining these estimates, the Company takes into account industry trends and company-specific factors, including changing technologies and expectations for the in-service
period of these assets. Management’s judgment is also required in determination of the amortization method, the residual value of assets and the capitalization of labour and overhead.

(iv)	Leases
The application of IFRS 16 requires the Company to make judgments that affect the valuation of the lease liabilities and the valuation of right-of-use
assets. These include determining whether a contract contains a lease, determining the contract term, including whether or not to exercise renewal or termination options, and determining the interest rate used for discounting future cash flows.

(v)	Business combinations – purchase price allocation
Purchase price allocations involve uncertainty because management is required to make assumptions and judgments to estimate the fair value of the identifiable assets acquired and liabilities assumed in business combinations. Fair value estimates are based on quoted market prices and widely accepted valuation techniques, including discounted cash flow (DCF) analysis. Such estimates include assumptions about inputs to the valuation techniques, industry economic factors and business strategies.

(vi)	Impairment
The Company estimates the recoverable amount of its CGUs using a FVLCS calculation based on a DCF analysis or market approach or a VIU calculation based on a DCF analysis. Where a DCF analysis is used, significant judgments are inherent in this analysis including estimating the amount and timing of the cash flows attributable to the broadcast rights and licences, the selection of an appropriate discount rate, and the identification of appropriate terminal growth rate assumptions. In this analysis, the Company estimates the discrete future cash flows associated with the intangible asset for five years and determines a terminal value. The future cash flows are based on the Company’s estimates of future operating results, economic conditions and the competitive environment. The terminal value is estimated using both a perpetuity growth assumption and a multiple of operating income before restructuring costs and amortization. The discount rates used in the analysis are based on the Company’s weighted average cost of capital and an assessment of the risk inherent in the projected cash flows. In analyzing the FVLCS determined by a DCF analysis, the Company also considers a market approach determining a recoverable amount for each unit and total entity value determined using a market capitalization approach. Recent market transactions are taken into account, when available. The key assumptions used to determine the recoverable amounts, including a sensitivity analysis, are included in Note 9. A DCF analysis uses significant unobservable inputs and is therefore considered a level 3 fair value measurement.

(vii)	Employee benefit plans
The amounts reported in the financial statements relating to the defined benefit pension plans are determined using actuarial valuations that are based on several assumptions including the discount rate and rate of compensation increase. While the Company believes these assumptions are reasonable, differences in actual results or changes in assumptions could affect employee benefit obligations and the related income statement impact. The most significant assumption used to calculate the net employee benefit plan expense is the discount rate. The discount rate is the interest rate used to determine the present value of the future cash flows that is expected will be needed to settle employee benefit obligations. It is based on the yield of long-term, high-quality corporate fixed income investments closely matching the term of the estimated future cash flows and is reviewed and adjusted as changes are required.

(viii)	Income taxes
The Company is required to estimate income taxes using substantively enacted tax rates and laws in effect or that will be in effect when the temporary differences are expected to reverse. In determining the measurement of tax uncertainties, the Company recognizes an income tax benefit only when it is probable that the tax benefit will be realized. Realization of deferred income tax assets is dependent on generating sufficient taxable income during the period in which the temporary differences are deductible. Although realization is not assured, management believes it is more likely than not that all recognized deferred income tax assets will be realized based on reversals of deferred income tax liabilities, projected operating results and tax planning strategies available to the Company and its subsidiaries.

(ix)	Contingencies
The Company is subject to various claims and contingencies related to lawsuits, taxes and commitments under regulatory, contractual and other commercial obligations. Contingent losses are recognized by a charge to income when it is likely that a future event will confirm that an asset has been impaired or a liability incurred at the date of the financial statements and the amount can be reasonably estimated. Significant changes in assumptions as
to the likelihood and estimates of the amount of a loss could result in recognition of additional liabilities.
Critical judgements
The following are critical judgements apart from those involving estimation:

(i)	Determination of a CGU
Management’s judgment is required in determining the Company’s cash generating units (CGU) for the impairment assessment of its indefinite-life intangible assets. The CGUs have been determined considering operating activities and asset management and are Cable, Satellite, and Wireless.

(ii)	Broadcast rights and licences and spectrum licences – indefinite-life assessment
A number of the Company’s businesses are dependent upon broadcast licences (or operate pursuant to an exemption order) granted and issued by the CRTC or wireless spectrum licences issued by Innovation, Science and Economic Development Canada (ISED). While these licences must be renewed from time to time, the Company has never failed to do so. In addition, there are currently no legal, regulatory or competitive factors that limit the useful lives of these assets.
Standards, interpretations and amendments to standards issued but not yet effective
The Company has not yet adopted certain standards and interpretations that have been issued but are not yet effective as at August 31, 2022. The following pronouncements are being assessed to determine the impact on the Company’s results and financial position:

•
Proceeds before Intended Use
(Amendments to IAS 16,
Property, Plant and Equipment
) was amended to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing the asset to capable operations. These amendments are required to be applied for annual periods commencing on or after January 1, 2022, however earlier application is permitted. This amendment will not have a material impact on our financial statements.

•
Onerous Contracts – Costs of Fulfilling a Contract
(Amendments to IAS 37,
Provisions, Contingent Liabilities and Contingent Assets
) was amended to clarify which costs should be included in determining the cost of fulfilling a potential onerous contract. These amendments are required to be applied for annual periods commencing on or after January 1, 2022, however earlier application is permitted. These amendments will not have a material impact on our financial statements.

•
Classification of Liabilities as Current or
Non-Current
(Amendments to IAS 1,
Presentation of Financial Statements
) was amended to clarify that the classification of liabilities as current or non-current
is based on rights that are in existence at the end of the reporting period and specifies that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. The amendments are required to be applied for annual periods commencing on or after January 1, 2023 with early application permitted. The amendments are required to be adopted retrospectively. These amendments are not expected to have a material impact on our financial statements.

•
Definition of Accounting Estimates
(Amendments to IAS 8,
Accounting Policies
, Changes in Accounting Estimates and Errors
) were amended to clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy and clarifying that accounting estimates are monetary amounts in the financial statements that are subject to measurement uncertainty. The amendments are required to be applied for annual periods commencing on or after January 1, 2023 with early application permitted. We are currently assessing the impact of these amendments on the disclosure of our accounting policies.

•
Disclosure of Accounting Policies
(Amendments to IAS 1,
Presentation of Financial Statements
, and IFRS Practice Statement 2,
Mak
ing Material
ity
Judgements
) were amended to clarify that entities are required to disclose material accounting policy information, as defined, rather than their significant accounting policies. The amendment to IFRS Practice Statement 2 adds guidance which explains how to apply the materiality process to identify material accounting policy information. These amendments are required to be applied for annual periods commencing on or after January 1, 2023 with early application permitted and are to be applied prospectively. We are currently assessing the potential impact of these amendments on our financial statements.

•
Deferred Tax related to Assets and Liabilities arising from a Single Transaction
(Amendments to IAS 12,
Income Taxes
) was amended to clarify that entities are required to recognize deferred taxes on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments are required to be applied for annual periods commencing on or after January 1, 2023 with early application permitted. We are currently assessing the impact of these amendments on our financial statements.